CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income (loss)	$ (2,323)	(14,473)	163,343	40,713
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of property and equipment	395	2,462	1,584	218
Amortization of intangible assets	3,785	23,583	19,686	10,499
Amortization of non-current prepayments	225	1,400
Loss on disposal of property and equipment	1	4	5	29
Loss on disposal of intangible assets	44	275
Impairment of intangible assets	1,751	10,910
Impairment of goodwill	5,380	33,517
Share-based compensation expenses	2,259	14,075	815	6,853
Listing expenses	2,778	17,307
Acquisition-related costs paid by shareholder				910
Write-off of obsolete inventories	107	669
Write-off of accounts receivable	89	553
Changes in fair value of contingently returnable consideration assets	(4,386)	(27,326)	(39,446)	2,065
Deferred tax benefit	(437)	(2,720)	(55,221)	(2,946)
Changes in operating assets and liabilities:
Accounts receivable	2,223	13,842	(19,108)	(16,790)
Prepayments and other current assets	(100)	(622)	(3,446)	(309)
Inventories	(148)	(925)	23	(2,126)
Amounts due from related parties	217	1,349	16,603	(782)
Accounts payable	(877)	(5,461)	(3,254)	4,185
Amounts due to related parties	(891)	(5,551)	494	5,828
Income tax payable	(1,772)	(11,039)	7,985	2,913
Accrued expenses and other current liabilities	583	3,632	7,275	3,420
Unrecognized tax benefits	(875)	(5,449)	6,679	17,156
Deferred revenue	(353)	(2,197)	3,894
Other non-current liabilities			550
Net cash generated from operating activities	7,675	47,815	108,461	71,836
Cash flows from investing activities:
Cash acquired from business acquisitions				26,997
Loan to a third party	(488)	(3,040)
Acquisition of property and equipment	(295)	(1,845)	(5,023)	(341)
Acquisition of intangible assets	(1,231)	(7,666)	(11,570)
Prepayment for an intangible asset	(401)	(2,500)
Prepayments for non-current assets (Note 11)	(4,815)	(30,000)
Receivables from game developers	(1,606)	(10,000)
Purchase of short-term investments	(7,303)	(45,500)
Maturity of short-term investments	80	500
Proceeds from disposal of property and equipment			9
Net cash generated from (used in) investing activities	(16,059)	(100,051)	(16,584)	26,656
Cash flows from financing activities:
Dividends paid	(10,112)	(63,000)	(8,400)
Proceeds from issuance of contingently redeemable ordinary shares	12,142	75,648
Capital contribution from noncontrolling interests	31	200
Payment of insurance costs of contingently redeemable ordinary shares	(290)	(1,813)
Payment of listing expenses	(2,778)	(17,307)
Net cash used in financing activities	(1,007)	(6,272)	(8,400)
Exchange rate effect on cash and cash equivalents	1	7	(278)	(111)
Net increase (decrease) in cash and cash equivalents	(9,390)	(58,501)	83,199	98,381
Cash and cash equivalents, beginning of the year	30,054	187,237	104,038	5,657
Cash and cash equivalents, end of the year	20,664	128,736	187,237	104,038
Supplemental disclosure of cash flows information:
Income taxes paid	1,796	11,192	4,001	1,497
Business acquisitions completed by the controlling shareholder and contributed to the Group				275,879
Non-cash activities:
Acquisition of noncontrolling interests			208,396
Dividend declared but not paid			63,000
Deemed dividend to VODone Limited ("VODone")	$ 5,285	32,929	30,278